Supplementary Information - Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2019
Supplementary Information - Condensed Consolidating Financial Information [Abstract]
Supplementary Information - Condensed Consolidating Financial Information
Supplementary Information—Condensed Consolidating

Financial Information

We

have various cross guarantees among ConocoPhillips,

ConocoPhillips Company and Burlington Resources
LLC, with respect to publicly held debt securities.

ConocoPhillips Company is 100 percent owned

by
ConocoPhillips.

Burlington Resources LLC is 100 percent owned by

ConocoPhillips Company.

ConocoPhillips and/or ConocoPhillips Company

have fully and unconditionally guaranteed

the payment
obligations of Burlington Resources LLC, with respect

to its publicly held debt securities.

Similarly,
ConocoPhillips has fully and unconditionally guaranteed

the payment obligations of ConocoPhillips

Company
with respect to its publicly held debt securities.

In addition, ConocoPhillips

Company has fully and
unconditionally guaranteed the payment obligations of

ConocoPhillips with respect to its publicly

held debt
securities.

All guarantees are joint and several.

The following condensed consolidating financial

information
presents the results of operations, financial position

and cash flows for:

●

ConocoPhillips, ConocoPhillips Company and Burlington

Resources LLC (in each case, reflecting
investments in subsidiaries utilizing the equity method

of accounting).
●

All other nonguarantor subsidiaries of ConocoPhillips.
●

The consolidating adjustments necessary to present ConocoPhillips’

results on a consolidated basis.

In 2017, ConocoPhillips Company received a $ 9.8

billion return of capital and a $
1.4

billion loan repayment
from nonguarantor subsidiaries to settle certain accumulated intercompany balances.

These transactions had
no impact on our consolidated financial statements.

In 2017, ConocoPhillips received a $ 7.8

billion return of capital and a $
0.2

billion return of earnings from
ConocoPhillips Company to settle certain accumulated

intercompany balances.

These transactions had no
impact on our consolidated financial statements.

In 2018, ConocoPhillips Company received a $ 4.8

billion return of earnings and a $
2.4

billion loan repayment
from nonguarantor subsidiaries to settle certain accumulated intercompany balances.

These transactions had
no impact on our consolidated financial statements.

In 2018, ConocoPhillips received a $ 3.5

billion return of capital and a $
1.0

billion return of earnings from
ConocoPhillips Company to settle certain accumulated

intercompany balances.

These transactions had no
impact on our consolidated financial statements.

In 2019, ConocoPhillips received a $ 2.4

billion return of capital and a $
1.7

billion return of earnings from
ConocoPhillips Company to settle certain accumulated

intercompany balances.

This transaction had no impact
on our consolidated financial statements.

In 2019, ConocoPhillips Company received a $ 4.5

billion return of earnings and a $
4.2

billion return of capital
from nonguarantor subsidiaries to settle certain accumulated intercompany balances.

These transactions had
no impact on our consolidated financial statements.

In 2019, Burlington Resources LLC received a $ 3.2

billion return of earnings from nonguarantor subsidiaries
to settle certain accumulated intercompany balances.

These transactions had no impact on our consolidated
financial statements.

This condensed consolidating financial information

should be read in conjunction with the accompanying
consolidated financial statements and notes.
Millions of Dollars
Year Ended

December 31, 2019
Income Statement ConocoPhillips
ConocoPhillips
Company
Burlington
Resources LLC
All Other
Subsidiaries
Consolidating
Adjustments
Total
Consolidated
Revenues and Other Income
Sales and other operating revenues $ - 14,510 - 18,057 - 32,567
Equity in earnings of affiliates 7,419 5,281 1,610 775 (14,306) 779
Gain (loss) on dispositions - 2,786 - (820) - 1,966
Other income 1 875 5 477 - 1,358
Intercompany revenues - 113 40 5,542 (5,695) -
Total Revenues and

Other Income
7,420 23,565 1,655 24,031 (20,001) 36,670
Costs and Expenses
Purchased commodities - 12,838 - 4,038 (5,034) 11,842
Production and operating expenses 1 1,380 1 4,345 (405) 5,322
Selling, general and administrative expenses 9 421 - 131 (5) 556
Exploration expenses - 422 - 321 - 743
Depreciation, depletion and amortization - 596 - 5,494 - 6,090
Impairments - 157 - 248 - 405
Taxes other than income taxes - 139 - 814 - 953
Accretion on discounted liabilities - 16 - 310 - 326
Interest and debt expense 283 544 133 69 (251) 778
Foreign currency transaction losses - 21 - 45 - 66
Other expenses - 60 - 5 - 65
Total Costs and Expenses 293 16,594 134 15,820 (5,695) 27,146
Income before income taxes 7,127 6,971 1,521 8,211 (14,306) 9,524
Income tax provision (benefit) (62) (448) (46) 2,823 - 2,267
Net income 7,189 7,419 1,567 5,388 (14,306) 7,257
Less: net income attributable to noncontrolling

interests
- - - (68) - (68)
Net Income Attributable to ConocoPhillips $ 7,189 7,419 1,567 5,320 (14,306) 7,189
Comprehensive Income Attributable

to ConocoPhillips
$ 7,935 8,165 1,873 6,058 (16,096) 7,935
Income Statement
Year Ended

December 31, 2018
Revenues and Other Income
Sales and other operating revenues $ - 16,113 - 20,304 - 36,417
Equity in earnings of affiliates 6,503 8,142 1,953 1,072 (16,596) 1,074
Gain on dispositions - 239 - 824 - 1,063
Other income (loss) - (384) - 557 - 173
Intercompany revenues 35 162 43 5,627 (5,867) -
Total Revenues and

Other Income
6,538 24,272 1,996 28,384 (22,463) 38,727
Costs and Expenses
Purchased commodities - 14,591 - 5,131 (5,428) 14,294
Production and operating expenses - 1,023 4 4,245 (59) 5,213
Selling, general and administrative expenses 8 289 - 109 (5) 401
Exploration expenses - 170 - 199 - 369
Depreciation, depletion and amortization - 584 - 5,372 - 5,956
Impairments - (10) - 37 - 27
Taxes other than income taxes - 143 - 905 - 1,048
Accretion on discounted liabilities - 17 - 336 - 353
Interest and debt expense 295 613 46 156 (375) 735
Foreign currency transaction (gains) losses 46 (12) 116 (167) - (17)
Other expenses - 349 6 20 - 375
Total Costs and Expenses 349 17,757 172 16,343 (5,867) 28,754
Income before income taxes 6,189 6,515 1,824 12,041 (16,596) 9,973
Income tax provision (benefit) (68) 12 (41) 3,765 - 3,668
Net income 6,257 6,503 1,865 8,276 (16,596) 6,305
Less: net income attributable to noncontrolling

interests
- - - (48) - (48)
Net Income Attributable to ConocoPhillips $ 6,257 6,503 1,865 8,228 (16,596) 6,257
Comprehensive Income Attributable

to ConocoPhillips
$ 5,654 5,900 1,364 7,961 (15,225) 5,654
See Notes to Consolidated Financial Statements.
Millions of Dollars
Year Ended

December 31, 2017
Income Statement ConocoPhillips
ConocoPhillips
Company
Burlington
Resources LLC
All Other
Subsidiaries
Consolidating
Adjustments
Total
Consolidated
Revenues and Other Income
Sales and other operating revenues $ - 12,433 - 16,673 - 29,106
Equity in earnings (losses) of affiliates (454) 2,047 886 770 (2,477) 772
Gain on dispositions - 916 - 1,261 - 2,177
Other income 2 35 - 492 - 529
Intercompany revenues 48 291 13 3,369 (3,721) -
Total Revenues and

Other Income
(404) 15,722 899 22,565 (6,198) 32,584
Costs and Expenses
Purchased commodities - 11,145 - 4,580 (3,250) 12,475
Production and operating expenses - 813 - 4,366 (17) 5,162
Selling, general and administrative expenses 9 342 - 82 (6) 427
Exploration expenses - 542 - 392 - 934
Depreciation, depletion and amortization - 855 - 5,990 - 6,845
Impairments - 1,159 - 5,442 - 6,601
Taxes other than income taxes - 140 1 668 - 809
Accretion on discounted liabilities - 32 - 330 - 362
Interest and debt expense 420 664 52 410 (448) 1,098
Foreign currency transaction (gains) losses (43) 11 (137) 204 - 35
Other expenses 267 190 - (6) - 451
Total Costs and Expenses 653 15,893 (84) 22,458 (3,721) 35,199
Income (Loss) before income taxes (1,057) (171) 983 107 (2,477) (2,615)
Income tax provision (benefit) (202) 283 (337) (1,566) - (1,822)
Net income (loss) (855) (454) 1,320 1,673 (2,477) (793)
Less: net income attributable to noncontrolling

interests
- - - (62) - (62)
Net Income (Loss) Attributable to ConocoPhillips $ (855) (454) 1,320 1,611 (2,477) (855)
Comprehensive Income (Loss) Attributable

to ConocoPhillips
$ (180) 221 1,672 2,275 (4,168) (180)
See Notes to Consolidated Financial Statements.
Millions of Dollars
At December 31, 2019
Balance Sheet ConocoPhillips
ConocoPhillips
Company
Burlington
Resources LLC
All Other
Subsidiaries
Consolidating
Adjustments
Total
Consolidated
Assets
Cash and cash equivalents $ - 3,439 - 1,649 - 5,088
Short-term investments - 2,670 - 358 - 3,028
Accounts and notes receivable 5 2,088 2 3,881 (2,575) 3,401
Investment in Cenovus Energy - 2,111 - - - 2,111
Inventories - 168 - 858 - 1,026
Prepaid expenses and other current assets 1 352 - 1,906 - 2,259
Total Current Assets 6 10,828 2 8,652 (2,575) 16,913
Investments, loans and long-term receivables* 34,076 44,969 11,662 15,612 (97,413) 8,906
Net properties, plants and equipment - 3,552 - 38,717 - 42,269
Other assets 3 765 253 2,210 (805) 2,426
Total Assets $ 34,085 60,114 11,917 65,191 (100,793) 70,514
Liabilities and Stockholders’ Equity
Accounts payable $ - 2,670 21 3,084 (2,575) 3,200
Short-term debt (3) 4 13 91 - 105
Accrued income and other taxes - 79 - 951 - 1,030
Employee benefit obligations - 508 - 155 - 663
Other accruals 84 408 35 1,518 - 2,045
Total Current Liabilities 81 3,669 69 5,799 (2,575) 7,043
Long-term debt 3,794 6,670 2,129 2,197 - 14,790
Asset retirement obligations and accrued environmental

costs
- 322 - 5,030 - 5,352
Deferred income taxes - - - 5,438 (804) 4,634
Employee benefit obligations - 1,329 - 452 - 1,781
Other liabilities and deferred credits* 1,787 7,514 826 9,271 (17,534) 1,864
Total Liabilities 5,662 19,504 3,024 28,187 (20,913) 35,464
Retained earnings 33,184 21,898 2,164 10,481 (27,985) 39,742
Other common stockholders’ equity (4,761) 18,712 6,729 26,454 (51,895) (4,761)
Noncontrolling interests - - - 69 - 69
Total Liabilities and Stockholders’

Equity
$ 34,085 60,114 11,917 65,191 (100,793) 70,514
Balance Sheet At December 31, 2018
Assets
Cash and cash equivalents $ - 1,428 - 4,487 - 5,915
Short-term investments - - - 248 - 248
Accounts and notes receivable 28 5,646 78 6,707 (8,392) 4,067
Investment in Cenovus Energy - 1,462 - - - 1,462
Inventories - 184 - 823 - 1,007
Prepaid expenses and other current assets 1 267 - 307 - 575
Total Current Assets 29 8,987 78 12,572 (8,392) 13,274
Investments, loans and long-term receivables* 29,942 47,062 15,199 16,926 (99,465) 9,664
Net properties, plants and equipment - 4,367 - 41,796 (465) 45,698
Other assets 4 642 227 1,269 (798) 1,344
Total Assets $ 29,975 61,058 15,504 72,563 (109,120) 69,980
Liabilities and Stockholders’ Equity
Accounts payable $ - 5,098 76 7,113 (8,392) 3,895
Short-term debt (3) 12 13 99 (9) 112
Accrued income and other taxes - 85 - 1,235 - 1,320
Employee benefit obligations - 638 - 171 - 809
Other accruals 85 587 35 552 - 1,259
Total Current Liabilities 82 6,420 124 9,170 (8,401) 7,395
Long-term debt 3,791 7,151 2,143 2,249 (478) 14,856
Asset retirement obligations and accrued environmental

costs
- 415 - 7,273 - 7,688
Deferred income taxes - - - 5,819 (798) 5,021
Employee benefit obligations - 1,340 - 424 - 1,764
Other liabilities and deferred credits* 725 9,277 839 8,126 (17,775) 1,192
Total Liabilities 4,598 24,603 3,106 33,061 (27,452) 37,916
Retained earnings 27,512 18,511 1,113 9,764 (22,890) 34,010
Other common stockholders’ equity (2,135) 17,944 11,285 29,613 (58,778) (2,071)
Noncontrolling interests - - - 125 - 125
Total Liabilities and Stockholders’

Equity
$ 29,975 61,058 15,504 72,563 (109,120) 69,980
*Includes intercompany loans.

See Notes to Consolidated Financial Statements.
Millions of Dollars
Year Ended

December 31, 2019
Statement of Cash Flows ConocoPhillips
ConocoPhillips
Company
Burlington
Resources LLC
All Other
Subsidiaries
Consolidating
Adjustments
Total
Consolidated
Cash Flows From Operating Activities
Net Cash Provided by Operating Activities $ 1,457 7,986 3,207 9,803 (11,349) 11,104
Cash Flows From Investing Activities
Capital expenditures and investments - (2,517) - (5,714) 1,595 (6,636)
Working

capital changes associated with investing activities
- 37 - (140) - (103)
Proceeds from asset dispositions 2,374 7,047 769 1,055 (8,233) 3,012
Net purchases of investments - (2,803) - (107) - (2,910)
Long-term advances/loans—related parties - (812) - - 812 -
Collection of advances/loans—related parties - 141 - 147 (161) 127
Intercompany cash management 1,060 (2,849) 1,402 387 - -
Other - (149) - 41 - (108)
Net Cash Provided by (Used in) Investing Activities 3,434 (1,905) 2,171 (4,331) (5,987) (6,618)
Cash Flows From Financing Activities
Issuance of debt - - - 812 (812) -
Repayment of debt - (21) - (220) 161 (80)
Issuance of company common stock 105 - - - (135) (30)
Repurchase of company common stock (3,500) - - - - (3,500)
Dividends paid (1,500) (4,034) (454) (7,097) 11,585 (1,500)
Other 4 - (4,924) (1,736) 6,537 (119)
Net Cash Used in Financing Activities (4,891) (4,055) (5,378) (8,241) 17,336 (5,229)
Effect of Exchange Rate Changes on Cash, Cash Equivalents and
Restricted Cash - (11) - (35) - (46)
Net Change in Cash, Cash Equivalents and Restricted Cash - 2,015 - (2,804) - (789)
Cash, cash equivalents and restricted cash at beginning

of period
- 1,428 - 4,723 - 6,151
Cash, Cash Equivalents and Restricted Cash at End of

Period
$ - 3,443 - 1,919 - 5,362
Statement of Cash Flows
Year Ended

December 31, 2018*
Cash Flows From Operating Activities
Net Cash

Provided by Operating Activities
$ 860 4,019 838 14,132 (6,915) 12,934
Cash Flows From Investing Activities
Capital expenditures and investments - (980) (603) (5,777) 610 (6,750)
Working

capital changes associated with investing activities
- (110) - 42 - (68)
Proceeds from asset dispositions 3,457 666 1,926 705 (5,672) 1,082
Net sales of short-term investments - - - 1,620 - 1,620
Long-term advances/loans—related parties

- (126) (173) (10) 309 -
Collection of advances/loans—related parties 589 3,432 212 129 (4,243) 119
Intercompany cash management (803) 3,504 (2,150) (551) - -
Other - 151 - 3 - 154
Net Cash Provided by (Used in) Investing Activities 3,243 6,537 (788) (3,839) (8,996) (3,843)
Cash Flows From Financing Activities
Issuance

of debt
- 10 - 299 (309) -
Repayment of debt - (4,865) (53) (4,320) 4,243 (4,995)
Issuance of company common stock 254 - - - (133) 121
Repurchase of company common stock (2,999) - - - - (2,999)
Dividends paid (1,363) (1,043) - (6,057) 7,100 (1,363)
Other 5 (3,468) - (1,670) 5,010 (123)
Net Cash Used in Financing Activities (4,103) (9,366) (53) (11,748) 15,911 (9,359)
Effect of Exchange Rate Changes on Cash, Cash Equivalents and
Restricted Cash - 4 - (121) - (117)
Net Change in Cash, Cash Equivalents and Restricted Cash - 1,194 (3) (1,576) - (385)
Cash, cash equivalents and restricted cash at beginning

of period
- 234 3 6,299 - 6,536
Cash, Cash Equivalents and Restricted Cash at End of

Period
$ - 1,428 - 4,723 - 6,151
*Revised to reclassify certain intercompany distributions from Operating Activities to 'Proceeds from asset dispositions' within Investing Activities based on the nature of the distributions.

There was no impact to Total Consolidated results.
Millions of Dollars
Year Ended

December 31, 2017
Statement of Cash Flows ConocoPhillips
ConocoPhillips
Company
Burlington
Resources LLC
All Other
Subsidiaries
Consolidating
Adjustments
Total
Consolidated
Cash Flows From Operating Activities
Net Cash Provided by Operating Activities $ 71 1,183 2,971 5,904 (3,052) 7,077
Cash Flows

From Investing Activities
Capital expenditures and investments - (1,663) (4,351) (3,795) 5,218 (4,591)
Working

capital changes associated with investing activities
- 194 - (62) - 132
Proceeds from asset dispositions 7,765 11,146 12,178 12,796 (30,025) 13,860
Net purchases of short-term investments - - - (1,790) - (1,790)
Long-term advances/loans—related parties - (214) (65) (20) 299 -
Collection of advances/loans—related parties 658 1,527 389 2,196 (4,655) 115
Intercompany cash management 1,151 101 (1,341) 89 - -
Other - (8) - 44 - 36
Net Cash Provided by Investing Activities 9,574 11,083 6,810 9,458 (29,163) 7,762
Cash Flows From Financing Activities
Issuance of debt - 20 - 279 (299) -
Repayment of debt (5,459) (4,411) - (2,661) 4,655 (7,876)
Issuance of company common stock 115 - - - (178) (63)
Repurchase of company common stock (3,000) - - - - (3,000)
Dividends paid (1,305) (235) - (2,995) 3,230 (1,305)
Other 4 (7,765) (9,781) (7,377) 24,807 (112)
Net Cash Used in Financing Activities (9,645) (12,391) (9,781) (12,754) 32,215 (12,356)
Effect of Exchange Rate Changes on Cash and Cash Equivalents - 1 (2) 233 - 232
Net Change in Cash and Cash Equivalents - (124) (2) 2,841 - 2,715
Cash and cash equivalents at beginning of period - 358 5 3,247 - 3,610
Cash and Cash Equivalents at End of Period $ - 234 3 6,088 - 6,325
See Notes to Consolidated Financial Statements.